                       PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated March 8, 1999
                                     to the
                             Prospectus for Class D
                         Shares Dated November 1, 1998

                             Disclosure relating to
                             PIMCO Innovation Fund

  On March 5, 1999, PIMCO Advisors L.P. ("PIMCO Advisors"), the Trust's investment adviser, assumed full portfolio management responsibility for the Innovation Fund under the terms of the Trust's investment advisory agreement with PIMCO Advisors. The PIMCO Equity Advisors division ("PIMCO Equity Advisors") of PIMCO Advisors now oversees the management of the Fund.

  Dennis P. McKechnie, who was previously a co-manager of the Innovation Fund at Columbus Circle Investors, continues to have primary responsibility for the day-to-day portfolio management of the Fund as a Portfolio Manager of PIMCO Equity Advisors. He has 8 years' investment management experience. He received his bachelor's degree from Purdue University and his MBA from Columbia University.

                             Disclosure relating to
                             PIMCO Renaissance Fund

  On or about May 7, 1999, PIMCO Equity Advisors will assume full portfolio management responsibility for the Renaissance Fund under the terms of the Trust's investment advisory agreement with PIMCO Advisors. PIMCO Equity Advisors intends to appoint an individual portfolio manager who will have primary responsibility for the Renaissance Fund shortly. The Prospectus will be further supplemented at that time.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated March 8, 1999
                                     to the
             Prospectus for Institutional and Administrative Class
                         Shares Dated November 1, 1998

                             Disclosure relating to
                             PIMCO Innovation Fund

  On March 5, 1999, PIMCO Advisors L.P. ("PIMCO Advisors"), the Trust's investment adviser, assumed full portfolio management responsibility for the Innovation Fund under the terms of the Trust's investment advisory agreement with PIMCO Advisors. The PIMCO Equity Advisors division ("PIMCO Equity Advisors") of PIMCO Advisors now oversees the management of the Fund.

  Dennis P. McKechnie, who was previously a co-manager of the Innovation Fund at Columbus Circle Investors, continues to have primary responsibility for the day-to-day portfolio management of the Fund as a Portfolio Manager of PIMCO Equity Advisors. He has 8 years' investment management experience. He received his bachelor's degree from Purdue University and his MBA from Columbia University.

                             Disclosure relating to
                             PIMCO Renaissance Fund

  On or about May 7, 1999, PIMCO Equity Advisors will assume full portfolio management responsibility for the Renaissance Fund under the terms of the Trust's investment advisory agreement with PIMCO Advisors. PIMCO Equity Advisors intends to appoint an individual portfolio manager who will have primary responsibility for the Renaissance Fund shortly. The Prospectus will be further supplemented at that time.

                             Disclosure relating to
                            PIMCO International Fund

  In connection with the Blairlogie Transaction described on page 47 of the Prospectus, PIMCO Advisors has determined to continue to retain Blairlogie as Portfolio Manager of the International Fund following the consummation of the Blairlogie Transaction. PIMCO Advisors does not intend to assume full portfolio management responsibility for the Fund, as currently indicated in the Prospectus under "Prospectus Summary--Investment Adviser and Portfolio Managers," "Investment Objectives and Policies--International Fund" and "Management of the Trust--Portfolio Managers--Blairlogie." It is currently expected that the Blairlogie Transaction will occur on or about April 30, 1999.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated March 8, 1999
                                     to the
                        Prospectus for Class A, Class B
                   and Class C Shares Dated November 1, 1998

                             Disclosure relating to
             PIMCO Growth, Target, Opportunity and Innovation Funds

  On March 5, 1999, PIMCO Advisors L.P. ("PIMCO Advisors"), the Trust's investment adviser, assumed full portfolio management responsibility for the Growth, Target, Opportunity and Innovation Funds under the terms of the Trust's investment advisory agreement with PIMCO Advisors. The PIMCO Equity Advisors division ("PIMCO Equity Advisors") of PIMCO Advisors now oversees the management of these Funds.

  Kenneth W. Corba, the Chief Investment Officer of PIMCO Equity Advisors, is primarily responsible for the day-to-day portfolio management of the Growth and Target Funds. Mr. Corba has 14 years' investment management experience. Mr. Corba was most recently Chief Investment Officer of Eagle Asset Management, and prior to that he was a principal and a Senior Vice President at Stein Roe and Farnham Inc. Mr. Corba received his bachelor's degree and MBA from the University of Michigan. He is a Chartered Financial Analyst.

  Michael F. Gaffney, the Managing Director of PIMCO Equity Advisors, is primarily responsible for the day-to-day portfolio management of the Opportunity Fund. He has 11 years' investment management experience. Mr. Gaffney previously served as a Senior Vice President of Alliance Capital Management L.P. He received his bachelor's degree from St. John's University and his MBA from New York University.

  Dennis P. McKechnie, who was previously a co-manager of the Innovation Fund at Columbus Circle Investors, continues to have primary responsibility for the day-to-day portfolio management of the Fund as a Portfolio Manager of PIMCO Equity Advisors. He has 8 years' investment management experience. He received his bachelor's degree from Purdue University and his MBA from Columbia University.

                             Disclosure relating to
                             PIMCO Renaissance Fund

  On or about May 7, 1999, PIMCO Equity Advisors will assume full portfolio management responsibility for the Renaissance Fund under the terms of the Trust's investment advisory agreement with PIMCO Advisors. PIMCO Equity Advisors intends to appoint an individual portfolio manager who will have primary responsibility for the Renaissance Fund shortly. The Prospectus will be further supplemented at that time.

                             Disclosure relating to
                            PIMCO International Fund

  In connection with the Blairlogie Transaction described on page 65 of the Prospectus, PIMCO Advisors has determined to continue to retain Blairlogie as Portfolio Manager of the International Fund following the consummation of the Blairlogie Transaction. PIMCO Advisors does not intend to assume full portfolio management responsibility for the Fund, as currently indicated in the Prospectus under "PIMCO Funds Overview--Fund Profiles," "Investment Objectives and Policies--Fund Descriptions--International Fund" and "Management of the Trust--Portfolio Managers--Blairlogie." It is currently expected that the Blairlogie Transaction will occur on or about April 30, 1999.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated March 8, 1999
                                     to the
                      PIMCO Funds Asset Allocation Series
                        Prospectus For Class A, Class B
                               and Class C Shares
                             Dated November 1, 1998

                             Disclosure relating to
                             PIMCO Innovation Fund

  On March 5, 1999, PIMCO Advisors L.P. ("PIMCO Advisors"), the Trust's investment adviser, assumed full portfolio management responsibility for PIMCO Innovation Fund, an Underlying Stock Fund, under the terms of the Trust's investment advisory agreement with PIMCO Advisors. The PIMCO Equity Advisors division ("PIMCO Equity Advisors") of PIMCO Advisors now oversees the management of the Fund.


                             Disclosure relating to
                             PIMCO Renaissance Fund

  On or about May 7, 1999, PIMCO Equity Advisors will assume full portfolio management responsibility for PIMCO Renaissance Fund, an Underlying Stock Fund, under the terms of the Trust's investment advisory agreement with PIMCO Advisors.

                             Disclosure relating to
                            PIMCO International Fund

  In connection with the Blairlogie Transaction described on page 40 of the Prospectus, PIMCO Advisors has determined to continue to retain Blairlogie as Portfolio Manager of PIMCO International Fund, an Underlying Stock Fund, following the consummation of the Blairlogie Transaction. PIMCO Advisors does not intend to assume full portfolio management responsibility for PIMCO International Fund, as currently indicated in the Prospectus under "Underlying Funds--Portfolio Managers," "Underlying Funds--Underlying Stock Funds" and "Management of the Portfolios--Portfolio Managers for the Underlying Funds-- Blairlogie." It is currently expected that the Blairlogie Transaction will occur on or about April 30, 1999.